RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Interest expense	$ (2,538,000,000)	$ (1,468,000,000)	$ (1,482,000,000)
Brookfield Credit Agreements
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity	1,000,000,000
Parent company
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity, related party transactions	0	0
Deposits, classified as cash and cash equivalents	0	0
Interest expense	0	4,000,000	3,000,000
Base management fee expense	94,000,000	92,000,000	63,000,000
Dividends recognised as distributions to owners	0	157,000,000	$ 0
Loans payable in default	85,000,000
Accounts and other receivable, net	460,000,000
Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Dividends recognised as distributions to owners	0	157,000,000
Mortgage insurer
Disclosure of transactions between related parties [line items]
Accounts and other receivable, net	$ 579,000,000	$ 138,000,000